Investment Securities (Roll-Forward Of Credit Loss Component Recognized In Earnings) (Detail) (Debt Securities [Member], JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Debt Securities [Member]
Roll-forward of credit loss component recognized in earnings:
Balance at beginning of period	¥ 24,525	¥ 30,066	¥ 35,458
Additions: Initial credit impairments	1,466	5,347	8,596
Additions: Subsequent credit impairments	1,139	2,982	5,186
Reductions: Securities sold or matured	(14,574)	(13,870)	(19,174)
Balance at end of period	¥ 12,556	¥ 24,525	¥ 30,066